MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of presentation	Basis of presentation
These unaudited interim condensed consolidated financial statements of the partnership have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2024. The accounting policies the partnership applied in its annual consolidated financial statements as at and for the year ended December 31, 2024 are disclosed in Note 2 of such consolidated financial statements, with which reference should be made in reading these unaudited interim condensed consolidated financial statements. All defined terms are also described in the annual consolidated financial statements. The unaudited interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated.
These unaudited interim condensed consolidated financial statements were approved by the Board of Directors of the partnership’s general partner, Brookfield Business Partners Limited (the “General Partner”), on behalf of the partnership, and authorized for issue on August 7, 2025.
(i)    Revision of comparative period disclosure
In preparing the unaudited interim condensed consolidated financial statements as at and for the three and six months ended June 30, 2025, the partnership corrected its comparative period related party transaction disclosures for the three and six months ended June 30, 2024 to include revenues earned by one of its subsidiaries from an associate accounted for under the equity method, which had previously been omitted. See Note 17 for further information. The partnership concluded that the related impacts were not material, and the revisions had no impact on the partnership’s unaudited interim condensed consolidated statements of financial position, statements of operating results, statements of changes in equity and statements of cash flow for the year ended December 31, 2024 and three and six months ended June 30, 2024.

Critical accounting judgments and measurement uncertainty	Critical accounting judgments and measurement uncertainty
The preparation of financial statements in accordance with IAS 34 requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period of the financial statements that are not readily apparent from other sources. The critical accounting estimates and judgments have been set out in Note 2 to the partnership’s annual consolidated financial statements as at and for the year ended December 31, 2024. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. There have been no significant changes to the method of determining critical accounting estimates and judgments relative to those described in the annual consolidated financial statements as at and for the year ended December 31, 2024.
(i)Impact of tax legislation
(i)(a)    Global minimum top-up tax
The partnership operates in countries, including Canada, which have enacted legislation to implement the global minimum top-up tax, effective from January 1, 2024. The partnership has applied a temporary mandatory relief from recognizing and disclosing deferred taxes in connection with the global minimum top-up tax and will account for it as a current tax when it is incurred. There are no material current tax impacts for the three and six months ended June 30, 2025. The global minimum top-up tax is not anticipated to have a material impact on the financial position of the partnership.
(i)(b)    U.S. legislation for domestic energy production and manufacturing
On August 16, 2022, the United States enacted laws providing incentives for domestic energy production and manufacturing. In December 2023, the United States Department of the Treasury issued proposed regulations, which were subsequently finalized in October 2024, that provided guidance in determining eligibility to claim tax benefits. The tax benefits are available for qualifying activities from 2023 to 2032, subject to phase out beginning in 2030.
For qualified business activities in the partnership’s advanced energy storage operation beginning in its fiscal year 2024 subsequent to October 1, 2023, these tax benefits are eligible to be refundable or transferable, and therefore the benefits are accounted for in accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).
IAS 20 permits a policy choice to present benefits of a similar nature as income or an offset to a related expense. The partnership has elected to present these benefits as a reduction to direct operating costs. For the three and six months ended June 30, 2025, the partnership recorded a benefit of $256 million and $515 million, respectively (June 30, 2024: $nil and $nil, respectively).
(ii)Going concern
In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that cast significant doubt on the partnership’s ability to continue as a going concern, management has made certain estimates and assumptions about future cash flows. These judgments considered various forward-looking factors, such as forecasted cash flows, access to financing and liquidity reserves, planned capital expenditures and debt repayment obligations. The assumptions underlying this assessment are based on actual operating results and the most relevant available information about the future, including the partnership’s strategic initiatives and business plans and may be affected by market conditions, regulatory developments and macroeconomic risks.

Future changes in accounting policies	Future changes in accounting policies
(i)Amendments to IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments
In May 2024, the IASB issued amendments which clarify the requirements for the timing of recognition and derecognition of financial liabilities settled through an electronic cash transfer system, add further guidance for assessing the contractual cash flow characteristics of financial assets with contingent feature, and add new or amended disclosures relating to investments in equity instruments designated at FVOCI and financial instruments with contingent features. The amendments to IFRS 9 and IFRS 7 are effective for periods beginning on or after January 1, 2026, with early adoption permitted. The partnership is currently assessing the impact of these amendments.
(ii)IFRS 18, Presentation and Disclosure of Financial Statements (“IFRS 18”)
In April 2024, the IASB issued IFRS 18 to replace IAS 1 Presentation of Financial Statements (“IAS 1”). IFRS 18 is effective for periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 aims to improve financial reporting by requiring additional defined subtotals in the statement of profit or loss, requiring disclosures about management-defined performance measures, and adding new principles for the aggregation and disaggregation of items. The partnership is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS® Accounting Standards with expected material impacts on the partnership.